NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
NET LOSS PER SHARE
Schedule of net loss per share, basic and diluted

	Years ended December 31,
	2012	2013	2014
Numerator:
Net loss attributable to Wowo Limited	$(39,010,476)	$(32,172,344)	$(43,856,347)
Accretion for Series A-1 Preferred Shares	(289,069)	(1,199,007)	(1,445,125)
Accretion for Series A-2 Preferred Shares	(15,747,313)	(34,336,421)	(36,947,001)
Accretion for Series B Preferred Shares	(1,543,889)	(2,106,420)	(2,422,383)
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(56,590,747)	(69,814,192)	(84,670,856)
Accretion for Series A-1 Preferred Shares	289,069	1,199,007	1,445,125
Net income attributable to Series A-1 Preferred Shareholders for computing basic net income per Series A-1 Preferred Shares	289,069	1,199,007	1,445,125
Accretion for Series A-2 Preferred Shares	15,747,313	34,336,421	36,947,001
Net income attributable to Series A-2 Preferred Shareholders for computing basic net income per Series A-2 Preferred Shares	15,747,313	34,336,421	36,947,001
Accretion for Series B Preferred Shares	1,543,889	2,106,420	2,422,383
Net income attributable to Series B Preferred Shareholders for computing basic net income per Series B Preferred Shares	1,543,889	2,106,420	2,422,383
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per ordinary shares	310,188,010	303,886,640	303,886,640
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	310,188,010	303,886,640	303,886,640
Weighted average shares outstanding used in computing basic net income per Series A-1 Preferred Shares	11,151,244	12,202,988	12,202,988
Weighted average shares outstanding used in computing basic net income per Series A-2 Preferred Shares	110,937,536	122,029,877	122,029,877
Weighted average shares outstanding used in computing basic net income per Series B Preferred Shares	25,659,708	30,507,471	30,507,471
Net loss per ordinary shares
Basic	$(0.18)	$(0.23)	$(0.28)
Diluted	$(0.18)	$(0.23)	$(0.28)
Net income per Series A-1 Preferred Shares—Basic	$0.03	$0.10	$0.12
Net income per Series A-2 Preferred Shares—Basic	$0.14	$0.28	$0.30
Net income per Series B Preferred Shares—Basic	$0.06	$0.07	$0.08